CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 150.9	$ 116.2
Restricted cash	6.5	11.0
Accounts receivables, net	99.3	235.1
Amount due from related party	4.7	34.8
Other current assets	25.1	22.0
Total current assets	286.5	419.1
Non-current assets
Newbuildings	0.0	172.6
Drilling units	2,738.0	2,923.5
Closing balance at the end of the period	128.4	0.0
Deferred tax assets	7.5	31.8
Other non-current assets	94.7	104.0
Total non-current assets	2,968.6	3,231.9
Total assets	3,255.1	3,651.0
Current liabilities
Current portion of long-term debt	210.4	210.2
Amount due to related party	39.8	17.0
Trade accounts payable	12.3	6.5
Tax payable	20.3	11.8
Other current liabilities	211.8	267.8
Total current liabilities	494.6	513.3
Non-current liabilities
Long-term interest bearing debt	1,903.5	2,188.2
Long term debt to related party	321.0	308.4
Deferred taxes	57.7	54.2
Pension liabilities	37.4	82.9
Other non-current liabilities	22.2	42.4
Total non-current liabilities	2,341.8	2,676.1
Shareholders’ equity
Common shares of par value US$0.10 per share: 24,114,232 shares outstanding at December 31, 2015 (December 31, 2014: US$5.00 per share, 241,142,651 shares outstanding)	2.4	1,205.7
Additional paid in capital	49.2	48.6
Contributed surplus	2,037.6	834.3
Contributed deficit	(1,188.4)	(1,188.4)
Accumulated other comprehensive loss	(23.7)	(58.6)
Accumulated deficit	(484.9)	(390.1)
Total shareholders’ equity	392.2	451.5
Non controlling interest	26.5	10.1
Total equity	418.7	461.6
Total liabilities and shareholders’ equity	$ 3,255.1	$ 3,651.0